Related parties - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related parties
Share-based expense	€ 683	€ 3,231	€ 1,472	€ 7,389
Supervisory Board Directors
Related parties
Key management personnel compensation	121	114	238	238
Key management personnel compensation, share-based payment	37	83	85	195
Management Board
Related parties
Key management personnel compensation	505	972	1,098	1,916
Key management personnel compensation, share-based payment	€ 370	€ 1,317	€ 417	€ 2,954